Pay vs Performance Disclosure - USD ($)			12 Months Ended
		Sep. 15, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “— Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Stanley Vashovsky(1) ($)	Summary Compensation Table Total for Anthony Capone(1) ($)	Summary Compensation Table Total for Lee Bienstock(1) ($)	Compensation Actually Paid to Stanley Vashovsky(2) ($)	Compensation Actually Paid to Anthony Capone(2) ($)	Compensation Actually Paid to Lee Bienstock(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) ($)	Revenue(8) ($)
									Total Stockholder Return(5) ($)	Peer Group Total Stockholder Return(6) ($)
2023	N/A	928,902	11,351,018	N/A	(1,197,322)	10,910,300	3,127,390	2,670,004	55	103	10,048,328	624,288,642
2022	2,488,105	N/A	N/A	2,488,105	N/A	N/A	4,741,813	4,110,771	70	102	30,743,213	440,515,746
2021	7,281,861	N/A	N/A	7,567,162	N/A	N/A	4,519,730	4,712,985	93	106	19,179,488	318,718,580

(1)     Effective as of December 31, 2022, Mr. Vashovsky retired as the Company’s Chief Executive Officer. The Board appointed Mr. Capone to succeed Mr. Vashovsky beginning January 1, 2023. Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer. The dollar amounts reported in these columns are the amounts reported for Messrs. Bienstock, Capone and Vashovsky, respectively, for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to “—2023 Summary Compensation Table.”

(2) The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock, Capone and Vashovsky as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2023 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)      The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding the Chief Executive Officer(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Messrs. Rosenberg, Sugrue, Tendler and Oberholzer; (ii) for 2022, Messrs. Capone and Bienstock; and (iii) for 2021, Messrs. Capone and Oberholzer.

(4)      The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2023 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(5)      Total Stockholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.

(6)      The peer group used for this purpose is the following published industry index: S&P 500 Health Care Sector Index.

(7)      The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote			Effective as of December 31, 2022, Mr. Vashovsky retired as the Company’s Chief Executive Officer. The Board appointed Mr. Capone to succeed Mr. Vashovsky beginning January 1, 2023. Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer. The dollar amounts reported in these columns are the amounts reported for Messrs. Bienstock, Capone and Vashovsky, respectively, for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to “—2023 Summary Compensation Table.
Peer Group Issuers, Footnote			The peer group used for this purpose is the following published industry index: S&P 500 Health Care Sector Index.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEOs	Mr. Vashovsky 2021	Mr. Vashovsky 2022	Mr. Capone 2023	Mr. Bienstock 2023
Summary Compensation Table Total	$7,281,861	$2,488,105	$928,902	$11,351,018
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(4,198,000)	—	(366,000)	(9,137,725)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,483,301	—	257,229	8,973,729
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	70,268
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	—	(1,499,305)	(514,514)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	—	(518,148)	167,524
Compensation Actually Paid to PEOs	$7,567,162	$2,488,105	$(1,197,322)	$10,910,300

Non-PEO NEO Average Total Compensation Amount	[1]		$ 3,127,390		$ 4,741,813		$ 4,519,730
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		$ 2,670,004		4,110,771		4,712,985
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid to Non-PEOs	2021	2022	2023
Average Summary Compensation Table Total	$4,519,730	$4,741,813	$3,127,390
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,833,500)	(2,958,000)	(1,951,835)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	3,026,755	2,965,064	1,903,896
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	(474,822)	(376,861)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	(163,284)	(32,586)
Average Compensation Actually Paid to Non-PEO NEOs	$4,712,985	$4,110,771	$2,670,004

Compensation Actually Paid vs. Total Shareholder Return

Description of Certain Relationships Between Information Presented in the Pay Versus Performance Table

As described in more detail in the section “— Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid, Cumulative TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Revenue
Tabular List, Table

Financial Performance Measures

As described in greater detail under “— Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are below. The Company does not use any other metrics for long-term and short-term incentive awards.

1.      Revenue

2.      Adjusted EBITDA

Total Shareholder Return Amount	[3]		$ 55		70		93
Peer Group Total Shareholder Return Amount	[4]		103		102		106
Net Income (Loss)	[5]		$ 10,048,328		$ 30,743,213		19,179,488
PEO Name		Mr. Capone	Mr. Bienstock		Mr. Vashovsky
Revenues			$ 624,288,642		$ 440,515,746		318,718,580
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Stanley Vashovsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]				2,488,105		7,281,861
PEO Actually Paid Compensation Amount	[7]				2,488,105		7,567,162
Anthony Capone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]		928,902
PEO Actually Paid Compensation Amount	[7]		(1,197,322)
Lee Bienstock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]		11,351,018
PEO Actually Paid Compensation Amount			10,910,300	[7]		[6]		[6]
PEO | Mr. Vashovsky [Member] | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,488,105		7,281,861
PEO | Mr. Vashovsky [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(4,198,000)
PEO | Mr. Vashovsky [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							4,483,301
PEO | Mr. Vashovsky [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vashovsky [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vashovsky [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vashovsky [Member] | Compensation Actually Paid to PEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,488,105		7,567,162
PEO | Mr. Capone [Member] | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			928,902
PEO | Mr. Capone [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(366,000)
PEO | Mr. Capone [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			257,229
PEO | Mr. Capone [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Capone [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,499,305)
PEO | Mr. Capone [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(518,148)
PEO | Mr. Capone [Member] | Compensation Actually Paid to PEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,197,322)
PEO | Mr. Bienstock [Member] | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,351,018
PEO | Mr. Bienstock [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,137,725)
PEO | Mr. Bienstock [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,973,729
PEO | Mr. Bienstock [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			70,268
PEO | Mr. Bienstock [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(514,514)
PEO | Mr. Bienstock [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			167,524
PEO | Mr. Bienstock [Member] | Compensation Actually Paid to PEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,910,300
Non-PEO NEO | Average Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,127,390		4,741,813		4,519,730
Non-PEO NEO | Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,951,835)		(2,958,000)		(2,833,500)
Non-PEO NEO | Plus, average year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,903,896		2,965,064		3,026,755
Non-PEO NEO | Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376,861)		(474,822)
Non-PEO NEO | Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,586)		(163,284)
Non-PEO NEO | Average Compensation Actually Paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,670,004		$ 4,110,771		$ 4,712,985

[1]	The dollar amounts reported in this column represent the average of the amounts reported for the NEOs as a group (excluding the Chief Executive Officer(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023, Messrs. Rosenberg, Sugrue, Tendler and Oberholzer; (ii) for 2022, Messrs. Capone and Bienstock; and (iii) for 2021, Messrs. Capone and Oberholzer.
[2]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chief Executive Officer(s)), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2023 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[3]	Total Stockholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
[4]	The peer group used for this purpose is the following published industry index: S&P 500 Health Care Sector Index.
[5]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[6]	Effective as of December 31, 2022, Mr. Vashovsky retired as the Company’s Chief Executive Officer. The Board appointed Mr. Capone to succeed Mr. Vashovsky beginning January 1, 2023. Effective as of September 15, 2023, Mr. Capone resigned as the Company’s Chief Executive Officer, and the Board appointed Mr. Bienstock to succeed Mr. Capone as Chief Executive Officer. The dollar amounts reported in these columns are the amounts reported for Messrs. Bienstock, Capone and Vashovsky, respectively, for each of the corresponding years in the “Total” column of our Summary Compensation Table. Refer to “—2023 Summary Compensation Table.
[7]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid” to Messrs. Bienstock, Capone and Vashovsky as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by such individuals. In accordance with these rules, the adjustments made to the “Total Compensation” as set forth in the Summary Compensation Table for 2023 are shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.